Fees Summary	Feb. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,480,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,523.09
Total Offset Amount	0.00
Net Fee	2,523.09
Narrative - Max Aggregate Offering Price	$ 16,480,000
Final Prospectus	true